SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Warrant Liabilities Roll Forward
Balance at the beginning	$ 253,087
Fair value change	$ (47,941)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Balance at the end	$ 205,146